Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share
The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:
Net profit for the year

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$60,150,167	$61,501,545	$35,457,908	$1,157,998
Effect of potentially dilutive ordinary shares:
Potential ordinary shares of the subsidiary	(1,056,778)	(1,811,449)	(494,272)	(16,142)

Earnings used in the computation of diluted earnings per share	$59,093,389	$59,690,096	$34,963,636	$1,141,856

Weighted average number of ordinary shares outstanding (in thousand shares)

	For the Year Ended December 31
	2021	2022	2023

Weighted average number of ordinary shares in the computation of basic earnings per share	4,305,348	4,274,687	4,295,871
Effect of potentially dilutive ordinary shares
Employee share options	58,113	40,351	42,045
Employees’ compensation	1,264	1,940	924
Employee restricted stock awards	943	6,445	8,830

Weighted average number of ordinary shares in the computation of diluted earnings per share	4,365,668	4,323,423	4,347,670